Non-current and Current Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current
Deposits	$ 472	$ 480
Current
Deposits	629	1,177
Others	10	36
Total current financial assets	$ 23,099	$ 13,150